Financial instruments - financial and other risks - Categories of Financial Instruments (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Apr. 30, 2017
Disclosure of detailed information about financial instruments [line items]
Sale leaseback transaction, aggregate amount	$ 10,488	$ 10,192
Borrowings	458,600
Deferred financing fees
Disclosure of detailed information about financial instruments [line items]
Borrowings	30,169	22,471
Secured bank loans | Deferred financing fees
Disclosure of detailed information about financial instruments [line items]
Borrowings	9,300	12,300
Sale and leaseback liability | Deferred financing fees
Disclosure of detailed information about financial instruments [line items]
Borrowings	11,500	8,700
Ballast Water Treatment Systems
Disclosure of detailed information about financial instruments [line items]
Aggregate difference in investment fair value between put and call option exercise prices	600
Vessels | STI Beryl, STI Le Rocher, STI Larvotto
Disclosure of detailed information about financial instruments [line items]
Sale leaseback transaction, deposit per vessel	4,350		$ 4,350
Sale leaseback transaction, aggregate amount	13,100		$ 13,100
Financial liabilities at amortised cost, category | Accounts payable
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, carrying value	12,302	12,863
Financial liabilities at amortised cost, category | Accrued expenses
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, carrying value	23,699	32,193
Financial liabilities at amortised cost, category | Secured bank loans
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, carrying value	741,734	976,505
Financial liabilities at amortised cost, category | Sale and leaseback liability
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, carrying value	1,500,497	1,271,449
Financial liabilities at amortised cost, category | Unsecured Senior Notes Due 2025
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, carrying value	58,757	28,100
Financial liabilities at amortised cost, category | Convertible Notes Due 2022
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, carrying value	69,695	151,229
Financial liabilities at amortised cost, category | Convertible Notes Due 2025
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, carrying value	202,930	0
IFRS 16 - Lease liability | IFRS 16 - Lease liability
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, carrying value	602,793	632,473
Level 1 of fair value hierarchy | Financial liabilities at amortised cost, category | Accounts payable
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	12,302	12,863
Level 1 of fair value hierarchy | Financial liabilities at amortised cost, category | Accrued expenses
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	23,699	32,193
Level 1 of fair value hierarchy | Financial liabilities at amortised cost, category | Sale and leaseback liability
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	1,514,110	1,290,390
Level 1 of fair value hierarchy | Financial liabilities at amortised cost, category | Unsecured Senior Notes Due 2025
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	58,781	28,774
Level 2 of fair value hierarchy | Financial liabilities at amortised cost, category | Secured bank loans
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	741,734	976,505
Level 2 of fair value hierarchy | Financial liabilities at amortised cost, category | Convertible Notes Due 2022
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	69,678	145,647
Level 2 of fair value hierarchy | Financial liabilities at amortised cost, category | Convertible Notes Due 2025
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	210,857	0
Level 2 of fair value hierarchy | IFRS 16 - Lease liability | IFRS 16 - Lease liability
Disclosure of detailed information about financial instruments [line items]
Financial liabilities, at fair value	603,905	634,707
Loans and receivables | Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Financial assets, carrying value	282,229	187,511
Loans and receivables | Cash and cash equivalents | Level 1 of fair value hierarchy
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	282,229	187,511
Loans and receivables | Restricted cash
Disclosure of detailed information about financial instruments [line items]
Financial assets, carrying value	5,293	5,293
Loans and receivables | Restricted cash | Level 1 of fair value hierarchy
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	5,293	5,293
Loans and receivables | Loans and receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets, carrying value	31,730	33,017
Loans and receivables | Loans and receivables | Level 1 of fair value hierarchy
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	31,730	33,017
Loans and receivables | Investment in ballast water treatment supplier
Disclosure of detailed information about financial instruments [line items]
Financial assets, carrying value	1,751	1,751
Loans and receivables | Investment in ballast water treatment supplier | Level 3 of fair value hierarchy
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	1,751	1,751
Loans and receivables | Working capital contributions to Scorpio Pools | Scorpio Pools
Disclosure of detailed information about financial instruments [line items]
Financial assets, carrying value	73,161	73,161
Loans and receivables | Working capital contributions to Scorpio Pools | Level 1 of fair value hierarchy | Scorpio Pools
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	73,161	73,161
Loans and receivables | Sellers credit on sale leaseback vessels
Disclosure of detailed information about financial instruments [line items]
Financial assets, carrying value	10,488	10,192
Loans and receivables | Sellers credit on sale leaseback vessels | Level 1 of fair value hierarchy
Disclosure of detailed information about financial instruments [line items]
Financial assets, at fair value	$ 10,488	$ 10,192